Stockholders’ equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Stockholders' Equity - Schedule of Stock by Class

Stockholders’ equity consisted of the following:

WISeKey International Holding Ltd	As at December 31, 2024		As at December 31, 2023
Share Capital	Class A Shares	Class B Shares	Class A Shares	Class B Shares
Par value per share (in CHF)	0.01	0.10	0.25	2.50
Share capital (in USD)	16,007	359,485	400,186	8,170,070
Per Articles of association and Swiss capital categories
Conditional Share Capital - Total number of conditional shares(1)	400,000	1,210,590	400,000	1,500,000
Total number of fully paid-in shares	1,600,880	4,070,522	1,600,880	3,076,150
Per US GAAP
Total number of authorized shares	2,000,880	6,194,267	2,000,880	6,194,267
Total number of fully paid-in issued shares(1)	1,600,880	3,365,560	1,600,880	3,076,150
Total number of fully paid-in outstanding shares(1)	1,600,880	3,309,052	1,600,880	2,954,097
Par value per share (in CHF)	0.01	0.10	0.25	2.50
Share capital (in USD)	16,007	359,485	400,186	8,170,070
Total share capital (in USD)	375,492		8,570,256
Treasury Share Capital
Total number of fully paid-in shares held as treasury shares	-	56,508	-	122,053
Treasury share capital (in USD)	-	501,644	-	691,280
Total treasury share capital (in USD)	-	501,644	-	691,280

(1) Conversions of conditional capital that were not registered with the commercial register as of December 31, 2024 are not deducted from the total number of conditional shares, i.e. the number shown is as if the issues had not taken place.